Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Exposures to Foreign Currency
The Group’s exposures to foreign currency are as follows:

	31.12.2020
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Quoted equity securities	6,258	—	—	—	—
Trade and other receivables	620	8,624	913	305	372
Cash and bank balances	181,575	3,829	45,203	—	15,086
Financial liabilities	(1,462)	—	—	—	—
Trade and other payables	(6,184)	(9,356)	(10,858)	(2,464)	—

Net assets/(liabilities)	180,807	3,097	35,258	(2,159)	15,458

	31.12.2021
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Quoted equity securities	606	—	—	—
Trade and other receivables	676	8,806	297	—
Cash and bank balances	164,544	2,535	4,345	14,342
Financial liabilities	(1,428)	—	—	—
Trade and other payables	(4,551)	(8,997)	(3,651)	(510)

Net assets/(liabilities)	159,847	2,344	991	13,832

US$’000	25,283	371	157	2,188

Summary of Information about Credit Risk on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2020	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	13.1%	—	4.2%	4.9%	7.8%	72.8%
Estimated total gross carrying amount at default	332,567	126,706	91,233	29,675	36,413	48,540
Expected credit loss	43,519	—	3,860	1,451	2,852	35,356

		Trade receivables
			Days past due
As of December 31, 2021	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	6.0%	—	0.6%	5.9%	13.2%	56.6%
Estimated total gross carrying amount at default	557,767	279,402	154,494	37,756	43,084	43,031
Expected credit loss	33,210	—	916	2,234	5,707	24,355

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	More than 5 years	Total
As of December 31, 2020	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	8,082,391	—	—	8,082,391
Other receivables, excluding tax recoverable	76,195	—	—	76,195
Cash and bank balances	6,307,538	140,000	—	6,447,538
Quoted equity securities	6,258	—	—	6,258

	14,472,382	140,000	—	14,612,382

Financial liabilities
Loans and borrowings	1,753,142	524,275	—	2,277,417
Trade and other payables (Note 22)	10,025,069	191,563	—	10,216,632
Lease liabilities	24,313	22,761	325	47,399

	11,802,524	738,599	325	12,541,448

	1 year or less	2 to 5 years	Total	Total
As of December 31, 2021	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	6,961,657	—	6,961,657	1,101,145
Other receivables, excluding tax recoverable	140,835	—	140,835	22,277
Cash and bank balances	5,221,555	110,000	5,331,555	843,307
Quoted equity securities	606	—	606	96

	12,324,653	110,000	12,434,653	1,966,825

Financial liabilities
Loans and borrowings	2,130,356	101,524	2,231,880	353,023
Trade and other payables (Note 22)	9,586,901	188,725	9,775,626	1,546,238
Lease liabilities	28,121	13,650	41,771	6,607

	11,745,378	303,899	12,049,277	1,905,868

Foreign currency risk [Member]
Statement [Line Items]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Singapore Dollar	18,081	15,985	2,528
Euro	310	234	37
US Dollar	3,526	99	16
Renminbi	(216)	—	—

Equity price risk [member]
Statement [Line Items]
Risk Sensitivity Analysis
A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Statement of profit or loss	626	61	10